Cash, Cash Equivalents, and Marketable Securities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Realized Gain (Loss) [Abstract]
Sale of marketable securities realized gains (losses)	$ 1.2	$ (0.8)